Segment Information - Total Assets by Reportable Segment (Details) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information
Total assets	$ 2,307	$ 1,709	$ 1,691
Retail - U.S.
Segment Reporting Information
Total assets	1,463	1,153	1,132
Retail - Canada
Segment Reporting Information
Total assets	779	555	558
Corporate
Segment Reporting Information
Total assets	$ 65	$ 1	$ 1